UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
             OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number               811-21399
                                  ----------------------------------------------

                                 The Aegis Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               1100 N. Glebe Road, Suite 1040, Arlington, VA 22201
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Aegis Financial Corp.
               1100 N. Glebe Road, Suite 1040, Arlington, VA 22201
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   (703) 528-7788
                                                   -----------------------------

Date of fiscal year end:      12/31
                        ------------------

Date of reporting period:    3/31/08
                         -----------------

Item 1.  SCHEDULE OF INVESTMENTS.

                              Aegis High Yield Fund
                        Schedule of Portfolio Investments
                                 March 31, 2008
                                   (Unaudited)

                                                                             Principal       Market
                                                                              Amount         Value
                                                                              ------         -----
Corporate Bonds - 96.0%
Agriculture - 1.5%
   Alliance One Intl. Inc., Company Guarantee, 11.00%, 5/15/2012            $  100,000     $  102,000
                                                                                           ----------

Airlines - 1.0%
   Delta Airlines, Inc., Notes, Default, 8.30%, 12/15/2029 (1)               2,000,000         65,000
                                                                                           ----------

Apparel - 0.6%
   Unifi, Inc., Sr. Sec. Notes, 11.50%, 5/15/2014                               50,000         37,750
                                                                                           ----------

Auto Parts & Equipment - 3.8%
   Meritor Automotive, Inc., Notes, 6.80%, 2/15/2009                           274,000        257,560
                                                                                           ----------

Building Materials - 2.7%
   Ply Gem Industries, Inc., Sr. Subord. Notes, 9.00%, 2/15/2012               250,000        183,750
                                                                                           ----------

Commercial Services - 2.7%
   Great Lakes Dredge & Dock Corp. Sr. Subord. Notes, 7.75%, 12/15/2013        100,000         92,000
   Rent-A-Center, Inc., Sr. Subord. Notes, 7.50%, 5/1/2010                     100,000         93,000
                                                                                           ----------
                                                                                              185,000
                                                                                           ----------
Computers - 5.1%
   Sungard Data Systems, Inc., Company Guarantee, 10.25%, 8/15/2015            250,000        252,500
   Unisys Corp. Sr. Notes, 8.00%, 10/15/2012                                   110,000         95,150
                                                                                           ----------
                                                                                              347,650
                                                                                           ----------
Diversified Financial Services - 9.0%
   Ford Motor Credit Co., LLC, 7.375%, 2/1/2011                                250,000        208,591
   GMAC Sr. Unsec. Notes, 5.85%, 1/14/2009                                     200,000        186,532
   PMA Capital Sr. Notes, 8.50%, 6/15/2018                                     225,000        222,750
                                                                                           ----------
                                                                                              617,873
                                                                                           ----------
Entertainment - 3.4%
   Mohegan Tribal Gaming Authority, Sr. Unsec. Notes, 6.125%, 2/15/2013        250,000        229,375
                                                                                           ----------

Food - 7.7%
   Dole Foods Co., Sr. Notes, 8.625%, 5/1/2009                                 250,000        218,750
   Ingles Markets, Inc., Sr. Subord. Notes, 8.875%, 12/1/2011                  100,000        101,500
   Stater Brothers Holdings, Inc., Sr. Notes, 8.125%, 6/15/2012                200,000        201,500
                                                                                           ----------
                                                                                              521,750
                                                                                           ----------
Healthcare Services - 7.7%
   Alliance Imaging, Inc., Sr. Subord. Notes, 7.25%, 12/15/2012                250,000        236,250
   Columbia/HCA, Inc., Debentures, 7.19%, 11/15/2015                           100,000         85,323
   HCA, Inc., Sr. Unsec. Notes, 6.375%, 1/15/2015                              250,000        212,813
                                                                                           ----------
                                                                                              534,386
                                                                                           ----------
Home Builders - 4.3%
   Beazer Homes USA, Inc., Sr. Notes, 8.375%, 4/15/2012                        250,000        191,875
   WCI Communities, Inc., Company Guarantee, Subord., 9.125%, 5/1/2012         200,000        103,000
                                                                                           ----------
                                                                                              294,875
                                                                                           ----------
Lodging - 3.4%
   MGM Mirage, Inc., Sr. Notes, 6.75%, 4/1/2013                                250,000        231,250
                                                                                           ----------

Media - 7.5%
   Clear Channel Communications, Sr. Unsec. Notes, 6.25%, 3/15/2011            250,000        220,768
   Mediacom LLC / Mediacom Capital Corp. Sr. Notes, 7.875%, 2/15/2011          250,000        223,750
   Young Broadcasting, Inc., Sr. Subord. Notes, 10.00%, 3/1/2011               100,000         63,250
                                                                                           ----------
                                                                                              507,768
                                                                                           ----------
Metal Fabricate & Hardware - 1.3%
   Wolverine Tube, Inc., Sr. Notes, 10.50%, 4/1/2009                           100,000         90,000
                                                                                           ----------

Mining - 3.6%
   USEC Inc., Sr. Notes, 6.75%, 1/20/2009                                      250,000        243,750
                                                                                           ----------

Miscellaneous Manufacturing - 7.5%
   Bombardier, Inc., Notes, 6.75%, 5/1/2012 (2)                                200,000        199,000
   Polypore, Inc., Sr. Subord. Notes, 8.75%, 5/15/2012                         325,000        313,625
                                                                                           ----------
                                                                                              512,625
                                                                                           ----------
Oil & Gas - 6.1%
   Brigham Exploration Co., Sr. Notes, 9.625%, 5/1/2014                        250,000        216,250
   Stone Energy Corp. Sr. Subord. Notes, 8.25%, 12/15/2011                     200,000        199,000
                                                                                           ----------
                                                                                              415,250
                                                                                           ----------
REITs - 2.1%
   Thornburg Mortgage Inc., Sr. Notes, 8.00%, 5/15/2013                        250,000        146,250
                                                                                           ----------

Retail - 4.1%
   Finlay Fine Jewelry Corp. Sr. Notes, 8.375%, 6/1/2012                       100,000         34,500
   Remington Arms, Inc., Sr. Notes, 10.50%, 2/1/2011                           250,000        246,250
                                                                                           ----------
                                                                                              280,750
                                                                                           ----------
Semiconductors - 2.3%
   Spansion LLC, Sr. Notes, 11.25%, 1/15/2016 (2)                              250,000        153,750
                                                                                           ----------

Telecommunications - 2.4%
   Intelsat Ltd. Sr. Notes, 6.50%, 11/1/2013                                   250,000        163,750
                                                                                           ----------

Transportation - 2.7%
   Ship Finance Intl. Ltd. Sr. Notes, 8.50%, 12/15/2013                        180,000        183,600
                                                                                           ----------

Trucking & Leasing - 3.5%
   Greenbrier Companies, Inc., Sr. Notes, 8.375%, 5/15/2015                    250,000        236,250
                                                                                           ----------

Total Corporate Bonds
  (Cost $7,445,916)                                                                         6,541,962
                                                                                           ----------

Investment Companies - 2.2%
   Federated Prime Obligations Fund, 3.05%                                     149,425        149,425
                                                                                           ----------

Total Investment Companies
  (Cost $149,425)                                                                             149,425
                                                                                           ----------

Total Investments - 98.2%
  (Cost $7,595,341) (3)                                                                     6,691,387
Other Assets and Liabilities - 1.8%                                                           121,432
                                                                                           ----------
Net Assets - 100.0%                                                                        $6,812,819
                                                                                           ==========

      (1)   Non-income producing security due to default or bankruptcy.

      (2) 144A - Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

      (3) At March 31, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

            Cost of Investments                            $ 7,595,341
                                                           ===========
            Gross unrealized appreciation                  $    12,536
            Gross unrealized depreciation                  $  (916,490)
                                                           -----------
            Net unrealized depreciation on investments     $  (903,954)
                                                           ===========

      The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

      Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

      o Level 3 - significant observable inputs, including the Fund's own assumptions in determining the fair value of investments.

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of 3/31/2008:

-----------------------------------------------------------------------------------------------------------
Valuation Inputs                    Investment in Securities         Other Financial Instruments*
-----------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                            $ 372,175
-----------------------------------------------------------------------------------------------------------
Level 2 - Other Significant
Observable Inputs                                $ 6,319,212
-----------------------------------------------------------------------------------------------------------
Level 3 - Significant
Unobservable Inputs                                       --
-----------------------------------------------------------------------------------------------------------
Total                                            $ 6,691,387
-----------------------------------------------------------------------------------------------------------

      * Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Aegis Funds

By (Signature and Title)  /s/William S. Berno
William S. Berno, President

Date:  May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date:   May 30, 2008

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date:   May 30, 2008